Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Income tax expense	$ 5,365	$ 4,509	$ 3,879
Applicable tax rate used for reconciliation	12.50%